Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Concentration of credit risk
Allowances for accounts receivable	2011	2010	2009
Balance, beginning of year	$49,373,296	$96,144,543	$5,680,658
Provision recorded during the year	551,059	1,076,767	94,704,790
Write-offs in the year	(703,687)	(19,348,014)	(4,240,905)
Recovered in the year	(6,400,000)	(28,500,000)	—
Balance, end of year	$42,820,668	$49,373,296	$96,144,543

Allowances for receivable for sale of Equipment and
other fixed assets	2011	2010	2009
Balance, beginning of year	$3,944,204	$21,120,871	$—
Provision recorded during the year	—	—	21,120,871
Write-offs in the year	(3,944,204)	(17,176,667)	—
Recovered in the year	—	—	—
Balance, end of year	$—	$3,944,204	$21,120,871

Plant and equipment, estimated useful lives
Buildings	25 years
Facility machinery and equipment	10 years
Manufacturing machinery and equipment	5–7 years
Furniture and office equipment	3–5 years
Transportation equipment	5 years

Capitalization of interest
	For the year ended December 31,
	2011	2010	2009
Total actual interest expense
(non-litigation)	$39,567,076	$34,016,123	$41,421,385
Recorded in the consolidated statements of
comprehensive income
Interest expense	(20,582,726)	(22,563,056)	(24,586,689)
Gain (Loss) on discontinued operations	—	(92,774)	(112,647)
Gross capitalized interest	18,984,350	11,360,293	16,722,049
Government subsidies	(825,787)	(4,190,735)	(11,617,950)
Net capitalized interest	$18,158,563	$7,169,558	$5,104,099